UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $710,525 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRVANA INC                    COM              00950V101    25028  3696961 SH       Sole                  3696961        0        0
AMERICAN TOWER CORP            CL A             029912201    38941  1069817 SH       Sole                  1069817        0        0
BECKMAN COULTER INC            COM              075811109    35482   514686 SH       Sole                   514686        0        0
CAREFUSION CORP                COM              14170T101    11990   550000 SH       Sole                   550000        0        0
CARTER INC                     COM              146229109     3073   115084 SH       Sole                   115084        0        0
CLEAN HARBORS INC              COM              184496107    16878   300000 SH       Sole                   300000        0        0
COCA COLA CO                   COM              191216100    20513   382000 SH       Sole                   382000        0        0
CSX CORP                       COM              126408103     8385   200300 SH       Sole                   200300        0        0
CVS CAREMARK CORPORATION       COM              126650100    16440   460000 SH       Sole                   460000        0        0
DIRECTV GROUP INC              COM              25459L106    15722   570051 SH       Sole                   570051        0        0
EQUINIX INC                    COM NEW          29444U502      865     9400 SH       Sole                     9400        0        0
EXPRESS SCRIPTS INC            COM              302182100    39178   505000 SH       Sole                   505000        0        0
FASTENAL CO                    COM              311900104     2322    60000 SH       Sole                    60000        0        0
FLOWSERVE CORP                 COM              34354P105     4927    50000 SH       Sole                    50000        0        0
FTI CONSULTING INC             COM              302941109     7107   166800 SH       Sole                   166800        0        0
GAMESTOP CORP NEW              CL A             36467W109     3573   135000 SH       Sole                   135000        0        0
GEO GROUP INC                  COM              36159R103     7350   364400 SH       Sole                   364400        0        0
GOOGLE INC                     CL A             38259P508    24793    50000 SH       Sole                    50000        0        0
HEALTHSOUTH CORP               COM NEW          421924309     9619   615000 SH       Sole                   615000        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106     8110   209400 SH       Sole                   209400        0        0
JPMORGAN CHASE & CO            COM              46625H100     5258   120000 SH       Sole                   120000        0        0
K12 INC                        COM              48273U102     4347   263800 SH       Sole                   263800        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    21326   558714 SH       Sole                   558714        0        0
LORILLARD INC                  COM              544147101    32469   437000 SH       Sole                   437000        0        0
MASTERCARD INC                 CL A             57636Q104     2341    11580 SH       Sole                    11580        0        0
MCDONALDS CORP                 COM              580135101    33101   580000 SH       Sole                   580000        0        0
MONSANTO CO NEW                COM              61166W101    23154   299144 SH       Sole                   299144        0        0
PHILIP MORRIS INTL INC         COM              718172109    38992   800000 SH       Sole                   800000        0        0
POPULAR INC                    COM              733174106    40109 14172900 SH       Sole                 14172900        0        0
ROVI CORP                      COM              779376102    23139   688675 SH       Sole                   688675        0        0
TARGET CORP                    COM              87612E106     9159   196200 SH       Sole                   196200        0        0
TERADATA CORP DEL              COM              88076W103    20187   733550 SH       Sole                   733550        0        0
TJX COS INC NEW                COM              872540109    17832   480000 SH       Sole                   480000        0        0
TRANSDIGM GROUP INC            COM              893641100    61199  1228656 SH       Sole                  1228656        0        0
VISA INC                       COM CL A         92826C839    61183   885300 SH       Sole                   885300        0        0
WALGREEN CO                    COM              931422109     4122   110000 SH       Sole                   110000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     7922   366400 SH       Sole                   366400        0        0
WESTERN UN CO                  COM              959802109     4389   231989 SH       Sole                   231989        0        0